SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

a.	Share capital: Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

Description of plans:

In October 2008, the Company's Board of Directors adopted the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through June 30, 2023, the Company's Board of Directors approved, in the aggregate, an increase of 10,015,431 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 11,015,431. As of June 30, 2023, an aggregate of 312,819 shares were available for future grants under the 2008 Plan.

The options granted under the 2008 Plan during the six months ended June 30, 2023 have vesting restrictions, valuations and contractual lives in similar nature to those described in Note 11 of the Notes to Company’s consolidated annual financial statements for the year ended December 31, 2022.

Options granted to employees and directors:

The fair value of the Company's stock options granted in the six months ended June 30, 2023 and 2022 was estimated using the following weighted average assumptions:

	Six months ended June 30,
	2023	2022

Risk free interest	3.57% - 4.08%	1.41% - 2.84%
Dividend yields	0%	0%
Volatility	52.77% - 53.71%	51.45% - 51.85%
Expected term (in years)	3.88 – 3.92	3.95 - 4.00

A summary of employees’ and directors’ option balances under the 2008 Plan as of June 30, 2023 and changes during the six months then ended are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	3,441,644	$8.1	4.1	$80
Granted	2,002,500	$5.7
Exercised	(44,768)	$4.2
Forfeited and cancelled	(406,250)	$10.4

Outstanding as of June 30, 2023	4,993,126	$7.0	4.5	$1,004

Exercisable as of June 30, 2023	1,371,876	$7.9	3.0	$11

The weighted-average grant-date fair value of options granted during the six months ended June 30, 2023 and 2022 were $2.43 and $3.18, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts changed based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the six months ended June 30, 2023 was $86.

c. Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend paid in Israeli currency in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation.

2.	The Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.

3.	Pursuant to the terms of a bank agreement, the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.